Equipment Loans	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Equipment Loans

5. EQUIPMENT LOANS

Consists of the following:

	December 31, 2020	December 31, 2019

Various notes payable to banks and financial institutions with interest rates varying from 0.00% to 14.41%, collateralized by equipment with monthly payments ranging from $400 to $11,600 through 2025:	$5,595,500	$3,476,800
Book value of collateralized equipment:	$6,475,600	$4,539,900

Future equipment loan maturities are as follows:

For the years ended December 31:

2021	$1,495,300
2022	1,532,200
2023	1,345,300
2024	1,165,100
2025	57,600

$5,595,500